Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Credit Quality Indicators) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021		Dec. 31, 2020	Mar. 31, 2020	Mar. 31, 2019
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		¥ 4,609,702			¥ 4,694,256	¥ 4,378,991
Direct financing leases
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					1,080,964	1,155,632
Direct financing leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					747,607
Direct financing leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					333,357
Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		2,311,624			2,171,139	1,906,022
Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		2,070,921			1,884,359
Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		188,547			223,651
Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		52,156			63,129
Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,268,560			1,428,935
Corporate borrowers | Non-recourse Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					132,081	99,028
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		47,956			48,566
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		113,129			83,515
Corporate borrowers | Real estate companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		279,046			300,984
Corporate borrowers | Real estate companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		133,802			131,894
Corporate borrowers | Commercial, industrial and other companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		200,033			255,311
Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		494,594			608,665
Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	[1]				13,218	¥ 16,416
Performing
Financing Receivable, Recorded Investment [Line Items]
Financing receivable				¥ 4,364,664	4,582,826
Performing | Direct financing leases
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					1,065,618
Performing | Direct financing leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					741,636
Performing | Direct financing leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					323,982
Performing | Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		2,089,653			2,134,342
Performing | Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		2,061,282			1,877,227
Performing | Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					218,011
Performing | Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		28,371	[2]		39,104
Performing | Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,220,694			1,371,253
Performing | Corporate borrowers | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		47,956
Performing | Corporate borrowers | The Americas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		111,812
Performing | Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					48,566
Performing | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					81,049
Performing | Corporate borrowers | Real estate companies in Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		277,304
Performing | Corporate borrowers | Real estate companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					297,483
Performing | Corporate borrowers | Real estate companies in overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		119,297
Performing | Corporate borrowers | Real estate companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					119,403
Performing | Corporate borrowers | Commercial, industrial and other companies in Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		192,771
Performing | Corporate borrowers | Commercial, industrial and other companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					242,831
Performing | Corporate borrowers | Commercial, industrial and other companies in overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		471,554
Performing | Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					581,921
Performing | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		10,528			11,613
Nonperforming Financing Receivable Individually Evaluated for Impairment
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					85,820
Nonperforming Financing Receivable Individually Evaluated for Impairment | Direct financing leases
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					0
Nonperforming Financing Receivable Individually Evaluated for Impairment | Direct financing leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					0
Nonperforming Financing Receivable Individually Evaluated for Impairment | Direct financing leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					0
Nonperforming Financing Receivable Individually Evaluated for Impairment | Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					26,533
Nonperforming Financing Receivable Individually Evaluated for Impairment | Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					5,762
Nonperforming Financing Receivable Individually Evaluated for Impairment | Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					3,932
Nonperforming Financing Receivable Individually Evaluated for Impairment | Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					16,839
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					57,682
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					0
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					2,466
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate borrowers | Real estate companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					3,501
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate borrowers | Real estate companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					12,491
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate borrowers | Commercial, industrial and other companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					12,480
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					26,744
Nonperforming Financing Receivable Individually Evaluated for Impairment | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					1,605
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					25,610
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Direct financing leases
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					15,346
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Direct financing leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					5,971
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Direct financing leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					9,375
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					10,264
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					1,370
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					1,708
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					7,186
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate borrowers | Real estate companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate borrowers | Real estate companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate borrowers | Commercial, industrial and other companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					0
Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Financing receivable				¥ 102,946	111,430
Non-Performing | Direct financing leases
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					15,346
Non-Performing | Direct financing leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					5,971
Non-Performing | Direct financing leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					9,375
Non-Performing | Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		33,424			36,797
Non-Performing | Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		9,639			7,132
Non-Performing | Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					5,640
Non-Performing | Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		23,785	[2]		24,025
Non-Performing | Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		47,866			57,682
Non-Performing | Corporate borrowers | The Americas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,317
Non-Performing | Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					0
Non-Performing | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					2,466
Non-Performing | Corporate borrowers | Real estate companies in Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,742
Non-Performing | Corporate borrowers | Real estate companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					3,501
Non-Performing | Corporate borrowers | Real estate companies in overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		14,505
Non-Performing | Corporate borrowers | Real estate companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					12,491
Non-Performing | Corporate borrowers | Commercial, industrial and other companies in Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		7,262
Non-Performing | Corporate borrowers | Commercial, industrial and other companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					12,480
Non-Performing | Corporate borrowers | Commercial, industrial and other companies in overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		23,040
Non-Performing | Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable					26,744
Non-Performing | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		¥ 1,823			¥ 1,605

[1]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.
[2]	Other in loans to consumer borrowers includes claims receivable arising from payments on guarantee of consumer loans. For further information, see Note 33 “Commitments, Guarantees and Contingent Liabilities”